Stock-Based Compensation (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 03, 2023	Jul. 19, 2017	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 14, 2023	Dec. 31, 2021	Apr. 26, 2016
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value			$ 8.60	$ 426.61	$ 4.86	$ 0.77
Unrecognized compensation expense related to unvested options			$ 1,262,655	$ 2,575,808	$ 2,594,571	$ 160,203
Period for unrecognized compensation expense related to unvested options yet has not been recognized			3 years 9 months 18 days	2 years 11 months 19 days	2 years 8 months 23 days	2 years 8 months 26 days
Common stock, shares authorized			275,000,000		275,000,000	275,000,000	350,000,000
Expected dividend yield					0.00%
Repricing outstanding stock option	7,193
Exercise price	$ 257.50
Incremental compensation cost	$ 113,475
Vested stock based compensation expense	23,849
Unvested stock based compensation expense	$ 89,626
Exercise price per share			$ 185.69		$ 293.50	$ 106.44	$ 293.50	$ 93.55
Option to purchase aggregate number of shares			33,649		14,962	7,420	14,962	9,610
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period for unrecognized compensation expense related to unvested options yet has not been recognized			1 year 3 months 18 days
Vesting period			4 years
Unrecognized compensation cost			$ 263,144
Substitute Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share							$ 0.6147
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense			457,231	$ 620,987	$ 1,245,796	$ 770,336
General and Administrative Expense [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense			$ 208,178
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized							105,000,000
2023 Equity Employee Stock Purchase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description			The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan is equal to 2% of the fully diluted common stock determined at the Close of the Merger Agreement, determined to be 11,443. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Purchase Plan, will automatically increase on January 1 of each year for a period of 10 years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 11,443
Expiration period			10 years
Expiration date			Jan. 01, 2033
2023 Equity Employee Stock Purchase [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance			11,443
Initial share reserve			11,443
Stock options awarded			11,443		11,443
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description			The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger, determined to be 71,522. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Plan, will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance, which were 71,522.		The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger. In addition, the aggregate number of shares of common stock will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance.
Expiration period			10 years
Expiration date			Jan. 01, 2033		Jan. 01, 2033
Stock options awarded					11,443
2023 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance			71,522
Initial share reserve			71,522
Stock options awarded			35,276		71,522
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized									8,000
Number of increase decrease of non-vested options		48,000